TRADE ACCOUNTS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS AND NOTES PAYABLE
Schedule of trade accounts and notes payable

	December 31,
	2022	2021
Trade accounts payable	6,640	5,511
Notes payable	7	1
Total	6,647	5,512